S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 15, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Other than such persons and the non-managing sponsor investors (as set forth below), no other person will have a direct or indirect material interest in our sponsor.